UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.
NYLI Cushing® MLP Premier Fund
Class A/CSHAX
SEMIANNUAL SHAREHOLDER REPORT | May 31, 2025
This semiannual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$71	1.47%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended May 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/20/2010	(11.57)%	15.90%	22.29%	3.42%
Class A Shares - Excluding sales charges		(6.42)%	22.65%	23.69%	4.01%
Russell 3000®Index[2]		(2.44)%	13.12%	15.34%	12.21%
Alerian Midstream Energy Select Index[3]		(2.80)%	28.06%	25.12%	7.78%
Cushing MLP Premier Tiered Index[4]		(2.80)%	28.06%	23.70%	3.78%
Alerian MLP Index[5]		(3.12)%	15.24%	25.25%	4.43%
Morningstar Energy Limited Partnership Category Average[6]		26.17%	20.54%	23.38%	3.72%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,068,495,532%
Total number of portfolio holdings	29%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.1%
Cheniere Energy, Inc.	7.8%
ONEOK, Inc.	7.7%
Targa Resources Corp.	7.4%
MPLX LP	5.7%
Hess Midstream LP, Class A	5.5%
DT Midstream, Inc.	5.4%
Williams Cos., Inc. (The)	4.9%
Kinder Morgan, Inc.	4.9%
TC Energy Corp.	4.7%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	40.6%
Large Cap MLP	19.5%
Natural Gas Gatherers & Processors	18.2%
Natural Gas Transportation & Storage	5.4%
Crude Oil & Refined Products	3.6%
Other Corp	3.5%
Utility	3.1%
Refiners	2.9%
Canadian Midstream	1.7%
YieldCo	1.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5025056
MS069-25
MSCMP10A-07/25
NYLI Cushing® MLP Premier Fund
NYLI Cushing® MLP Premier Fund
Class C/CSHCX
SEMIANNUAL SHAREHOLDER REPORT | May 31, 2025
This semiannual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$106	2.21%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended May 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	10/20/2010	(7.77)%	20.72%	22.77%	3.21%
Class C Shares - Excluding sales charges		(6.88)%	21.72%	22.77%	3.21%
Russell 3000®Index[2]		(2.44)%	13.12%	15.34%	12.21%
Alerian Midstream Energy Select Index[3]		(2.80)%	28.06%	25.12%	7.78%
Cushing MLP Premier Tiered Index[4]		(2.80)%	28.06%	23.70%	3.78%
Alerian MLP Index[5]		(3.12)%	15.24%	25.25%	4.43%
Morningstar Energy Limited Partnership Category Average[6]		26.17%	20.54%	23.38%	3.72%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,068,495,532%
Total number of portfolio holdings	29%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.1%
Cheniere Energy, Inc.	7.8%
ONEOK, Inc.	7.7%
Targa Resources Corp.	7.4%
MPLX LP	5.7%
Hess Midstream LP, Class A	5.5%
DT Midstream, Inc.	5.4%
Williams Cos., Inc. (The)	4.9%
Kinder Morgan, Inc.	4.9%
TC Energy Corp.	4.7%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	40.6%
Large Cap MLP	19.5%
Natural Gas Gatherers & Processors	18.2%
Natural Gas Transportation & Storage	5.4%
Crude Oil & Refined Products	3.6%
Other Corp	3.5%
Utility	3.1%
Refiners	2.9%
Canadian Midstream	1.7%
YieldCo	1.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5025056
MS069-25
MSCMP10C-07/25
NYLI Cushing® MLP Premier Fund
NYLI Cushing® MLP Premier Fund
Class I/CSHZX
SEMIANNUAL SHAREHOLDER REPORT | May 31, 2025
This semiannual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$59	1.22%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended May 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	10/20/2010	(6.34)%	22.96%	23.97%	4.26%
Russell 3000®Index[2]		(2.44)%	13.12%	15.34%	12.21%
Alerian Midstream Energy Select Index[3]		(2.80)%	28.06%	25.12%	7.78%
Cushing MLP Premier Tiered Index[4]		(2.80)%	28.06%	23.70%	3.78%
Alerian MLP Index[5]		(3.12)%	15.24%	25.25%	4.43%
Morningstar Energy Limited Partnership Category Average[6]		26.17%	20.54%	23.38%	3.72%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,068,495,532%
Total number of portfolio holdings	29%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.1%
Cheniere Energy, Inc.	7.8%
ONEOK, Inc.	7.7%
Targa Resources Corp.	7.4%
MPLX LP	5.7%
Hess Midstream LP, Class A	5.5%
DT Midstream, Inc.	5.4%
Williams Cos., Inc. (The)	4.9%
Kinder Morgan, Inc.	4.9%
TC Energy Corp.	4.7%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	40.6%
Large Cap MLP	19.5%
Natural Gas Gatherers & Processors	18.2%
Natural Gas Transportation & Storage	5.4%
Crude Oil & Refined Products	3.6%
Other Corp	3.5%
Utility	3.1%
Refiners	2.9%
Canadian Midstream	1.7%
YieldCo	1.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5025056
MS069-25
MSCMP10I-07/25
NYLI Cushing® MLP Premier Fund
NYLI Cushing® MLP Premier Fund
Investor Class/CSHNX
SEMIANNUAL SHAREHOLDER REPORT | May 31, 2025
This semiannual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$70	1.46%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended May 31, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	7/11/2014	(11.16)%	16.45%	22.30%	3.43%
Investor Class Shares - Excluding sales charges		(6.48)%	22.58%	23.69%	4.02%
Russell 3000®Index[2]		(2.44)%	13.12%	15.34%	12.21%
Alerian Midstream Energy Select Index[3]		(2.80)%	28.06%	25.12%	7.78%
Cushing MLP Premier Tiered Index[4]		(2.80)%	28.06%	23.70%	3.78%
Alerian MLP Index[5]		(3.12)%	15.24%	25.25%	4.43%
Morningstar Energy Limited Partnership Category Average[6]		26.17%	20.54%	23.38%	3.72%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,068,495,532%
Total number of portfolio holdings	29%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.1%
Cheniere Energy, Inc.	7.8%
ONEOK, Inc.	7.7%
Targa Resources Corp.	7.4%
MPLX LP	5.7%
Hess Midstream LP, Class A	5.5%
DT Midstream, Inc.	5.4%
Williams Cos., Inc. (The)	4.9%
Kinder Morgan, Inc.	4.9%
TC Energy Corp.	4.7%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	40.6%
Large Cap MLP	19.5%
Natural Gas Gatherers & Processors	18.2%
Natural Gas Transportation & Storage	5.4%
Crude Oil & Refined Products	3.6%
Other Corp	3.5%
Utility	3.1%
Refiners	2.9%
Canadian Midstream	1.7%
YieldCo	1.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5025056
MS069-25
MSCMP10INV-07/25
NYLI Cushing® MLP Premier Fund

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 7.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI Cushing® MLP
Premier Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - May 31, 2025

Portfolio of Investments May 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 72.4%
Canadian Midstream 1.7%
Canada 1.7%
Keyera Corp.	612,000	$ 18,654,104
Crude Oil & Refined Products 2.9%
Canada 2.9%
South Bow Corp.	1,176,675	30,593,550
Large Cap Diversified C Corps 35.9%
Canada 10.6%
Enbridge, Inc.	300,000	13,944,000
Pembina Pipeline Corp.	1,300,000	48,724,000
TC Energy Corp.	1,000,000	50,640,000
United States 25.3%
Cheniere Energy, Inc.	350,000	82,946,500
Kinder Morgan, Inc.	1,860,000	52,154,400
ONEOK, Inc.	1,020,000	82,456,800
Williams Cos., Inc. (The)	870,000	52,643,700
		383,509,400
Natural Gas Gatherers & Processors 15.8%
United States 15.8%
Antero Midstream Corp.	590,000	11,080,200
Hess Midstream LP, Class A	1,600,000	59,200,000
Kinetik Holdings, Inc.	450,000	20,043,000
Targa Resources Corp.	500,000	78,965,000
		169,288,200
Natural Gas Transportation & Storage 5.4%
United States 5.4%
DT Midstream, Inc.	550,000	57,607,000
Other Corp 3.5%
United States 3.5%
Aris Water Solutions, Inc., Class A	300,000	6,612,000
EQT Corp.	550,000	30,321,500
		36,933,500
Refiners 2.9%
United States 2.9%
Marathon Petroleum Corp.	85,000	13,662,900
Phillips 66	150,000	17,022,000
		30,684,900
Utility 3.1%
United States 3.1%
Constellation Energy Corp.	37,000	11,327,550
Talen Energy Corp. (a)	45,000	10,977,750
	Shares	Value
Utility
United States (continued)
Vistra Corp.	70,000	$ 11,239,900
		33,545,200
YieldCo 1.2%
United States 1.2%
Clearway Energy, Inc., Class C	400,000	12,308,000
Total Common Stocks (Cost $560,015,514)		773,123,854
MLP Investments and Related Companies 27.3%
Crude Oil & Refined Products 0.7%
United States 0.7%
Genesis Energy LP	500,000	7,885,000
Large Cap Diversified C Corps 4.7%
United States 4.7%
Plains GP Holdings LP, Class A (a)	2,840,000	49,984,000
Large Cap MLP 19.5%
United States 19.5%
Energy Transfer LP	5,590,000	97,713,200
Enterprise Products Partners LP	1,600,000	49,312,000
MPLX LP	1,200,000	61,200,000
		208,225,200
Natural Gas Gatherers & Processors 2.4%
United States 2.4%
Western Midstream Partners LP	700,000	26,180,000
Total MLP Investments and Related Companies (Cost $153,440,923)		292,274,200
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
United States 0.5%
NYLI U.S. Government Liquidity Fund 4.17% (b)	5,525,104	5,525,104
Total Short-Term Investment (Cost $5,525,104)		5,525,104
Total Investments (Cost $718,981,541)	100.2%	1,070,923,158
Other Assets, Less Liabilities	(0.2)	(2,427,626)
Net Assets	100.0%	$ 1,068,495,532

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments May 31, 2025†^(Unaudited) (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of May 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 44,376	$ 141,108	$ (179,959)	$ —	$ —	$ 5,525	$ 568	$ —	5,525
Abbreviation(s):
MLP—Master limited partnership
The following is a summary of the fair valuations according to the inputs used as of May 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 773,123,854	$ —	$ —	$ 773,123,854
MLP Investments and Related Companies	292,274,200	—	—	292,274,200
Short-Term Investment
Affiliated Investment Company	5,525,104	—	—	5,525,104
Total Investments in Securities	$ 1,070,923,158	$ —	$ —	$ 1,070,923,158

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Cushing® MLP Premier Fund

Statement of Assets and Liabilities as of May 31, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $713,456,437)	$1,065,398,054
Investment in affiliated investment companies, at value (identified cost $5,525,104)	5,525,104
Cash denominated in foreign currencies (identified cost $1,888,368)	1,939,724
Due from custodian	904,725
Receivables:
Fund shares sold	1,007,828
Dividends	909,291
Other assets	139,597
Total assets	1,075,824,323
Liabilities
Payables:
Fund shares redeemed	3,983,254
Investments purchased	1,800,366
Manager fees (See Note 3)	996,476
NYLIFE Distributors (See Note 3)	223,358
Transfer agent (See Note 3)	93,266
Professional fees	81,852
Trustees	1,989
Accrued expenses	2,171
Distributions payable	146,059
Total liabilities	7,328,791
Net assets	$1,068,495,532
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$97,219
Additional paid-in-capital	601,413,822
601,511,041
Total distributable earnings (loss)	466,984,491
Net assets	$1,068,495,532
Class A
Net assets applicable to outstanding shares	$388,443,521
Shares of beneficial interest outstanding	34,973,133
Net asset value per share outstanding	$11.11
Maximum sales charge (5.50% of offering price)	0.65
Maximum offering price per share outstanding	$11.76
Investor Class
Net assets applicable to outstanding shares	$2,252,423
Shares of beneficial interest outstanding	202,213
Net asset value per share outstanding	$11.14
Maximum sales charge (5.00% of offering price)	0.59
Maximum offering price per share outstanding	$11.73
Class C
Net assets applicable to outstanding shares	$164,746,787
Shares of beneficial interest outstanding	19,288,449
Net asset value and offering price per share outstanding	$8.54
Class I
Net assets applicable to outstanding shares	$513,052,801
Shares of beneficial interest outstanding	42,755,196
Net asset value and offering price per share outstanding	$12.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended May 31, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends and distributions (Net of return of capital of $10,650,259) (a)	$21,970,985
Dividends-affiliated	568,048
Total income	22,539,033
Expenses
Manager (See Note 3)	5,958,910
Distribution/Service—Class A (See Note 3)	498,989
Distribution/Service—Investor Class (See Note 3)	3,184
Distribution/Service—Class C (See Note 3)	870,351
Transfer agent (See Note 3)	347,394
Professional fees	94,499
Registration	67,987
Shareholder communication	58,210
Custodian	25,594
Trustees	9,555
Miscellaneous	16,997
Total expenses	7,951,670
Net investment income (loss)	14,587,363
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	44,968,713
Foreign currency transactions	(36,739)
Net realized gain (loss)	44,931,974
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(133,155,466)
Translation of other assets and liabilities in foreign currencies	99,718
Net change in unrealized appreciation (depreciation)	(133,055,748)
Net realized and unrealized gain (loss)	(88,123,774)
Net increase (decrease) in net assets resulting from operations	$(73,536,411)

(a)	Dividends recorded net of foreign withholding taxes in the amount of $539,864.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Cushing® MLP Premier Fund

Statements of Changes in Net Assets
for the six months ended May 31, 2025 (Unaudited) and the year ended November 30, 2024
	Six months ended May 31, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$14,587,363	$6,225,699
Net realized gain (loss)	44,931,974	124,831,838
Net change in unrealized appreciation (depreciation)	(133,055,748)	242,407,641
Net increase (decrease) in net assets resulting from operations	(73,536,411)	373,465,178
Distributions to shareholders:
Class A	(2,630,751)	(6,394,843)
Investor Class	(16,318)	(52,929)
Class C	(1,468,332)	(3,889,662)
Class I	(3,134,298)	(6,811,067)
	(7,249,699)	(17,148,501)
Distributions to shareholders from return of capital:
Class A	(10,523,005)	(19,062,961)
Investor Class	(65,274)	(157,782)
Class C	(5,873,330)	(11,595,046)
Class I	(12,537,193)	(20,303,726)
	(28,998,802)	(51,119,515)
Total distributions to shareholders	(36,248,501)	(68,268,016)
Capital share transactions:
Net proceeds from sales of shares	168,497,291	155,068,170
Net asset value of shares issued to shareholders in reinvestment of distributions	35,374,026	66,594,996
Cost of shares redeemed	(127,009,400)	(195,197,771)
Increase (decrease) in net assets derived from capital share transactions	76,861,917	26,465,395
Net increase (decrease) in net assets	(32,922,995)	331,662,557
Net Assets
Beginning of period	1,101,418,527	769,755,970
End of period	$1,068,495,532	$1,101,418,527
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended May 31,	Year Ended November 30,
Class A	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.27	$8.84	$8.87	$7.28	$5.93	$9.09
Net investment income (loss) (a)	0.15	0.07	0.09	0.04	0.03	(0.01)
Net realized and unrealized gain (loss)	(0.93)	4.12	0.64	2.33	2.22	(2.25)
Total from investment operations	(0.78)	4.19	0.73	2.37	2.25	(2.26)
Less distributions:
From net investment income	(0.08)	(0.19)	(0.13)	(0.60)	(0.06)	—
Return of capital	(0.30)	(0.57)	(0.63)	(0.18)	(0.84)	(0.90)
Total distributions	(0.38)	(0.76)	(0.76)	(0.78)	(0.90)	(0.90)
Net asset value at end of period	$11.11	$12.27	$8.84	$8.87	$7.28	$5.93
Total investment return (b)	(6.42)%	49.85%	9.11%	34.02%	39.57%	(24.48)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	2.67%††	0.74%	1.04%	0.45%	0.48%(c)	(0.13)%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	2.67%††	0.74%	1.02%	0.45%	0.50%(c)	(0.11)%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	1.47%††	1.49%	1.49%(e)	1.45%(e)	1.61% (c)(e)	1.60% (c)(e)
Portfolio turnover rate	12%	25%	20%	32%	28%	33%
Net assets at end of period (in 000’s)	$388,444	$420,558	$288,606	$283,004	$209,634	$168,532

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(32,777) is attributable to Class A.
For the year ended November 30, 2020, the Fund accrued $(111,509) in franchise tax expense, of which $(30,329) is attributable to Class A.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver and recoupment was 1.51%, 1.45%, 1.59%, and 1.59% for the fiscal years ended November 30, 2023, 2022, 2021, and 2020, respectively. The ratio of expenses excluding tax expense to average net assets after waiver and recoupment was 1.51%, 1.45%, 1.59%, and 1.59% for the fiscal years ended November 30, 2023, 2022, 2021, and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Cushing® MLP Premier Fund

Financial Highlights selected per share data and ratios
	Six months ended May 31,	Year Ended November 30,
Investor Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.31	$8.86	$8.89	$7.29	$5.94	$9.10
Net investment income (loss) (a)	0.15	0.07	0.09	0.03	0.03	(0.01)
Net realized and unrealized gain (loss)	(0.94)	4.14	0.64	2.35	2.22	(2.25)
Total from investment operations	(0.79)	4.21	0.73	2.38	2.25	(2.26)
Less distributions:
From net investment income	(0.08)	(0.20)	(0.13)	(0.60)	(0.07)	—
Return of capital	(0.30)	(0.56)	(0.63)	(0.18)	(0.83)	(0.90)
Total distributions	(0.38)	(0.76)	(0.76)	(0.78)	(0.90)	(0.90)
Net asset value at end of period	$11.14	$12.31	$8.86	$8.89	$7.29	$5.94
Total investment return (b)	(6.48)%	49.97%	9.08%	34.12%	39.50%	(24.45)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	2.65%††	0.76%	1.03%	0.42%	0.40%(c)	(0.18)%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	2.65%††	0.76%	1.01%	0.42%	0.42%(c)	(0.17)%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	1.46%††	1.48%	1.48%(e)	1.44%(e)	1.64% (c)(e)	1.64% (c)(e)
Portfolio turnover rate	12%	25%	20%	32%	28%	33%
Net assets at end of period (in 000's)	$2,252	$3,071	$2,896	$3,011	$2,105	$1,783

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(311) is attributable to Investor Class.
For the year ended November 30, 2020, The Fund accrued $(111,509) in franchise tax expense, of which $(313) is attributable to Investor Class.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver was 1.50%, 1.44%, 1.62%, and 1.63% for the fiscal years ended November 30, 2023, 2022, 2021, and 2020, respectively. The ratio of expenses excluding tax expense to average net assets after waiver was 1.50%, 1.44%, 1.62%, and 1.63% for the fiscal years ended November 30, 2023, 2022, 2021, and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended May 31,	Year Ended November 30,
Class C	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.57	$7.08	$7.31	$6.16	$5.17	$8.14
Net investment income (loss) (a)	0.08	0.00‡	0.02	(0.02)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	(0.73)	3.25	0.51	1.95	1.92	(2.02)
Total from investment operations	(0.65)	3.25	0.53	1.93	1.89	(2.07)
Less distributions:
From net investment income	(0.08)	(0.20)	(0.13)	(0.60)	(0.08)	—
Return of capital	(0.30)	(0.56)	(0.63)	(0.18)	(0.82)	(0.90)
Total distributions	(0.38)	(0.76)	(0.76)	(0.78)	(0.90)	(0.90)
Net asset value at end of period	$8.54	$9.57	$7.08	$7.31	$6.16	$5.17
Total investment return (b)	(6.88)%	48.93%	8.27%	33.01%	38.36%	(25.03)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	1.91%††	0.00%‡‡	0.28%	(0.33)%	(0.41)%(c)	(0.87)%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	1.91%††	0.00%‡‡	0.26%	(0.33)%	(0.39)%(c)	(0.85)%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	2.21%††	2.23%	2.23%(e)	2.19%(e)	2.39% (c)(e)	2.39% (c)(e)
Portfolio turnover rate	12%	25%	20%	32%	28%	33%
Net assets at end of period (in 000’s)	$164,747	$191,111	$149,821	$159,900	$140,379	$138,776

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
‡‡	Less than one-tenth of a percent.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(22,323) is attributable to Class C.
For the year ended November 30, 2020, the Fund accrued $(111,509) in franchise tax expense, of which $(29,666) is attributable to Class C.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver and recoupment was 2.25%, 2.19%, 2.37%, and 2.38% for the fiscal years ended November 30, 2023, 2022, 2021, and 2020, respectively. The ratio of expenses excluding tax expense to average net assets after waiver and recoupment was 2.25%, 2.19%, 2.37%, and 2.38% for the fiscal years ended November 30, 2023, 2022, 2021, and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Cushing® MLP Premier Fund

Financial Highlights selected per share data and ratios
	Six months ended May 31,	Year Ended November 30,
Class I	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$13.21	$9.44	$9.40	$7.66	$6.19	$9.41
Net investment income (loss) (a)	0.18	0.10	0.11	0.06	0.05	0.01
Net realized and unrealized gain (loss)	(1.01)	4.43	0.69	2.46	2.32	(2.33)
Total from investment operations	(0.83)	4.53	0.80	2.52	2.37	(2.32)
Less distributions:
From net investment income	(0.08)	(0.19)	(0.13)	(0.60)	(0.07)	—
Return of capital	(0.30)	(0.57)	(0.63)	(0.18)	(0.83)	(0.90)
Total distributions	(0.38)	(0.76)	(0.76)	(0.78)	(0.90)	(0.90)
Net asset value at end of period	$12.00	$13.21	$9.44	$9.40	$7.66	$6.19
Total investment return (b)	(6.34)%	50.30%	9.34%	34.30%	39.87%	(24.27)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	2.99%††	1.00%	1.28%	0.67%	0.72%(c)	0.19%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	2.99%††	1.00%	1.26%	0.67%	0.74%(c)	0.21%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	1.22%††	1.24%	1.24%(e)	1.20%(e)	1.36% (c)(e)	1.35% (c)(e)
Portfolio turnover rate	12%	25%	20%	32%	28%	33%
Net assets at end of period (in 000’s)	$513,053	$486,678	$328,433	$328,387	$263,978	$218,903

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(38,835) is attributable to Class I.
For the year ended November 30, 2020, the Fund accrued $(111,509) in franchise tax expense, of which $(51,201) is attributable to Class I.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver and recoupment was 1.26%, 1.20%, 1.34%, and 1.34% for the fiscal years ended November 30, 2023, 2022, 2021, and 2020, respectively. The ratio of expenses excluding tax expense to average net assets after waiver and recoupment was 1.26%, 1.20%, 1.34%, and 1.34% for the fiscal years ended November 30, 2023, 2022, 2021, and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Cushing® MLP Premier Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. The Fund is the successor to the Cushing® MLP Premier Fund (the “Predecessor Fund”), for which Cushing® Asset Management, LP, a Texas limited partnership and the Fund’s Subadvisor (as defined in Note 3(A)), served as investment adviser.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	October 20, 2010
Investor Class	July 11, 2014
Class C	October 20, 2010
Class I	October 20, 2010
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, as described in Note 3(B) below.
The Fund's investment objective is to seek current income and capital appreciation. In seeking current income, the Fund intends to pay current cash distributions to shareholders, regardless of the character of such distributions for tax or accounting purposes.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The

12	NYLI Cushing® MLP Premier Fund

Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of May 31, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended May 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

Notes to Financial Statements (Unaudited) (continued)
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the

14	NYLI Cushing® MLP Premier Fund

Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
The actual tax characterization of the distributions made during the current year will not be determined until after the end of the fiscal year when the Fund can determine its earnings and profits and, therefore, may differ from the preliminary estimates.
(E) Security Transactions and Investment Income. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions from MLPs are generally recorded based on the characterization reported on the Fund’s IRS Form 1065, Schedule K-1, received from each MLP. The Fund records its pro rata share of the income and deductions, and capital gains and losses allocated from each MLP, as well as adjusting the cost basis of each MLP accordingly.
Distributions received from the Fund’s investments in energy related U.S. royalty trusts and Canadian royalty trusts and exploration and production companies (collectively, “Energy Trusts”) and MLPs generally are comprised of ordinary income, capital gains and return of capital from the Energy Trusts and MLPs. The Fund records investment income on the ex-date of the distributions. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income received. The Fund estimates approximately 100% of the distributions received from Energy Trusts and MLPs to be from return of capital. Such estimates are based on historical information available from each Energy Trust, MLP and other industry sources. These estimates may subsequently be revised based on information received from Energy Trusts or MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the Fund’s fiscal year end.
The Fund estimates the allocation of investment income and return of capital for the distributions received from Energy Trusts and MLPs within the Statements of Operations. Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Concentration of Risk. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of MLPs and MLP-related investments. Therefore the Fund may be more susceptible to the risks associated with the industry and sector than if it were more broadly diversified over numerous industries and sectors. General changes in market sentiment towards MLP Investments may adversely affect the Fund, and the performance of MLP Investments may lag behind the broader market as a whole.
The Fund is also subject to MLP structure risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund.

Notes to Financial Statements (Unaudited) (continued)
Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Cushing® Asset Management, LP (“Cushing® Asset Management” or the “Subadvisor”), a registered investment adviser and a wholly-owned investment advisory subsidiary of Swank Capital, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement (“Subadvisory Agreement”) between New York Life Investments and Cushing® Asset Management, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 1.10% up to $3 billion and 1.05% over $3 billion. During the six-month period ended May 31, 2025, the effective management fee rate was 1.10% of the Fund's average daily net assets.
During the six-month period ended May 31, 2025, New York Life Investments earned fees from the Fund in the amount of $5,958,910 and paid the Subadvisor fees in the amount of $2,977,944. There were no waived fees and/or reimbursed expenses.
JPMorgan Chase Bank,  N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended May 31, 2025, were $35,054 and $92, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended May 31, 2025, of $869, $2 and $7,144, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until March 31, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended May 31, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$130,545	$—
Investor Class	730	—
Class C	49,989	—
Class I	166,130	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as

16	NYLI Cushing® MLP Premier Fund

reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of May 31, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$645,303,581	$431,662,896	$(6,043,319)	$425,619,577
As of November 30, 2024, for federal income tax purposes, capital loss carryforwards of $10,818,933, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$10,819	$—
During the year ended November 30, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$17,148,501
Return of Capital	51,119,515
Total	$68,268,016
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended May 31, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended May 31, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended May 31, 2025, purchases and sales of securities, other than short-term securities, were $222,836 and $124,830, respectively.

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended May 31, 2025 and the year ended November 30, 2024, were as follows:
Class A	Shares	Amount
Six-month period ended May 31, 2025:
Shares sold	2,837,312	$32,871,565
Shares issued to shareholders in reinvestment of distributions	1,104,350	12,626,966
Shares redeemed	(3,364,463)	(38,092,629)
Net increase (decrease) in shares outstanding before conversion	577,199	7,405,902
Shares converted into Class A (See Note 1)	144,070	1,629,466
Shares converted from Class A (See Note 1)	(10,722)	(127,416)
Net increase (decrease)	710,547	$8,907,952
Year ended November 30, 2024:
Shares sold	5,614,000	$54,114,175
Shares issued to shareholders in reinvestment of distributions	2,478,617	24,416,689
Shares redeemed	(6,624,093)	(64,605,450)
Net increase (decrease) in shares outstanding before conversion	1,468,524	13,925,414
Shares converted into Class A (See Note 1)	158,998	1,561,601
Shares converted from Class A (See Note 1)	(23,404)	(236,701)
Net increase (decrease)	1,604,118	$15,250,314

Investor Class	Shares	Amount
Six-month period ended May 31, 2025:
Shares sold	7,582	$87,067
Shares issued to shareholders in reinvestment of distributions	6,721	77,149
Shares redeemed	(14,390)	(167,816)
Net increase (decrease) in shares outstanding before conversion	(87)	(3,600)
Shares converted into Investor Class (See Note 1)	3,956	45,743
Shares converted from Investor Class (See Note 1)	(51,222)	(588,254)
Net increase (decrease)	(47,353)	$(546,111)
Year ended November 30, 2024:
Shares sold	14,352	$151,834
Shares issued to shareholders in reinvestment of distributions	20,268	198,527
Shares redeemed	(41,257)	(389,495)
Net increase (decrease) in shares outstanding before conversion	(6,637)	(39,134)
Shares converted into Investor Class (See Note 1)	7,009	67,182
Shares converted from Investor Class (See Note 1)	(77,719)	(766,058)
Net increase (decrease)	(77,347)	$(738,010)

Class C	Shares	Amount
Six-month period ended May 31, 2025:
Shares sold	1,579,120	$14,065,391
Shares issued to shareholders in reinvestment of distributions	802,868	7,098,082
Shares redeemed	(2,969,234)	(26,545,864)
Net increase (decrease) in shares outstanding before conversion	(587,246)	(5,382,391)
Shares converted from Class C (See Note 1)	(103,073)	(901,902)
Net increase (decrease)	(690,319)	$(6,284,293)
Year ended November 30, 2024:
Shares sold	3,576,670	$27,407,829
Shares issued to shareholders in reinvestment of distributions	1,926,955	14,948,210
Shares redeemed	(6,591,726)	(50,908,557)
Net increase (decrease) in shares outstanding before conversion	(1,088,101)	(8,552,518)
Shares converted from Class C (See Note 1)	(92,164)	(696,682)
Net increase (decrease)	(1,180,265)	$(9,249,200)

Class I	Shares	Amount
Six-month period ended May 31, 2025:
Shares sold	9,689,576	$121,473,268
Shares issued to shareholders in reinvestment of distributions	1,262,489	15,571,829
Shares redeemed	(5,025,246)	(62,203,091)
Net increase (decrease) in shares outstanding before conversion	5,926,819	74,842,006
Shares converted into Class I (See Note 1)	13,403	169,821
Shares converted from Class I (See Note 1)	(19,099)	(227,458)
Net increase (decrease)	5,921,123	$74,784,369
Year ended November 30, 2024:
Shares sold	6,911,278	$73,394,332
Shares issued to shareholders in reinvestment of distributions	2,557,280	27,031,570
Shares redeemed	(7,433,404)	(79,294,269)
Net increase (decrease) in shares outstanding before conversion	2,035,154	21,131,633
Shares converted into Class I (See Note 1)	24,454	263,029
Shares converted from Class I (See Note 1)	(16,756)	(192,371)
Net increase (decrease)	2,042,852	$21,202,291
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that

18	NYLI Cushing® MLP Premier Fund

all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Manager does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended May 31, 2025, events and transactions subsequent to May 31, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
20

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
28

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	August 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	August 1, 2025

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	August 1, 2025